Deposits	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Deposits
Note 13: Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice	Payable on a fixed date (2)(4)	2023	2022

Deposits by:
Banks (1)	4,237	1,855	1,609	21,886	29,587	30,901
Business and government	57,781	45,648	183,610	287,631	574,670	495,831
Individuals	4,318	34,959	137,978	128,164	305,419	242,746
Total (3)	66,336	82,462	323,197	437,681	909,676	769,478
Booked in:
Canada	54,328	68,495	127,523	312,863	563,209	515,290
United States	11,899	13,957	193,457	81,751	301,064	217,720
Other countries	109	10	2,217	43,067	45,403	36,468
Total	66,336	82,462	323,197	437,681	909,676	769,478

(1)	Includes regulated and central banks.
(2)
Includes $63,925 million of senior unsecured debt as at October 31, 2023 subject to the Bank Recapitalization
(Bail-In)
regime ($51,746 million as at October 31, 2022). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Included in deposits as at October 31, 2023 and 2022 are $491,201 million and $384,080 million, respectively, of deposits denominated in U.S. dollars, and $55,705 million and $46,830 million, respectively, of deposits denominated in other foreign currencies.

(4)	We have unencumbered liquid assets of $360,213 million as at October 31, 20 23 to support these and other deposit liabilities ($335,299 million as at October 31, 2022).
Deposits are measured at amortized cost, except structured notes, structured deposits and metals deposits, which are measured at FVTPL. Deposits payable on demand are comprised primarily of our customers’ chequing accounts, on some of which we pay interest. Our customers need not notify us prior to withdrawing money from their chequing accounts. Deposits payable after notice are comprised primarily of our customers’ savings accounts, on which we pay interest. Deposits payable on a fixed date are comprised of:

•
Various investment instruments purchased by our customers to earn interest over a fixed period, such as retail and small business term deposits, wholesale funding and guaranteed investment certificates. Deposits totalling $30,852 million as at October 31, 2023 ($29,966 million as at October 31, 2022) can be early redeemed, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

•	Commercial paper, which totalled $52,884 million as at October 31, 2023 ($42,138 million as at October 31, 2022).
•	Covered bonds, which totalled $28,400 million as at October 31, 2023 ($29,076 million as at October 31, 2022).
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total

As at October 31, 2023	269,262	73,226	43,106	385,594
As at October 31, 2022	230,475	50,542	34,241	315,258

The following table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars, that are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at October 31, 2023	55,070	38,509	61,370	114,313	269,262
As at October 31, 2022	46,792	28,826	55,288	99,569	230,475
Structured Note Liabilities
Most of our structured note liabilities included in deposits have been designated at FVTPL, which aligns the accounting result with the way the portfolio is managed. The change in fair value of these structured notes is recorded in non-interest
revenue, trading revenues (losses), with the changes in fair value due to own credit risk recognized in other comprehensive income. The impact of changes in our own credit risk is measured based on movements in our own credit spread year over year.
The following table presents fair value and changes in fair value of structured note liabilities:

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Change in fair value recorded in the Consolidated Statement of Income (1)	Change in fair value due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value due to own credit risk recognized in AOCI (before tax)

As at October 31, 2023	35,300	42,437	1,336	(379)	865
As at October 31, 2022	26,305	32,507	4,617	1,653	1,245

(1)	Change in fair value may be offset by related change in fair value on hedge contracts.